Investments in associates and joint ventures (Summarized financial information of material joint ventures) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Gross amounts of joint ventures'
Current assets	¥ 48,537,710	¥ 36,966,616
Non-current assets	348,051,801	277,873,123
Current liabilities	(155,950,488)	(130,196,251)
Non-current liabilities	(133,024,419)	(82,456,751)
Equity	107,614,604	102,186,737		¥ 101,693,689		¥ 84,782,706
Included in the above assets and liabilities:
Cash and cash equivalents	9,282,390	7,810,501		7,478,250		¥ 12,238,367
Revenue	152,459,444	113,814,236	[1]	128,904,873	[1]
Total comprehensive (loss) /income	998,993	10,833,271		18,414,967
Included in the above profit:
Depreciation and amortization	20,635,833	15,162,715	[1]	14,717,613	[1]
Interest income	198,906	147,063		160,723
Interest expense	9,749,004	6,817,526	[1]	7,945,734	[1]
Income tax expense	1,217,526	3,465,151	[1]	¥ 5,698,943	[1]
Shanghai Time Shipping [member]
Gross amounts of joint ventures'
Current assets	665,410	883,120
Non-current assets	4,663,530	5,335,409
Current liabilities	(3,316,709)	(3,177,881)
Non-current liabilities	(617,437)	(1,506,076)
Equity	1,394,794	1,534,572
Included in the above assets and liabilities:
Cash and cash equivalents	96,528	203,018
Current financial liabilities (excluding trade and other payables and provisions)	(2,987,937)	(2,681,857)
Non-current financial liabilities (excluding trade and other payables and provisions)	(617,437)	(1,506,076)
Revenue	3,532,065	3,561,091
(Loss) /profit from continuing operations	(139,780)	1,212
Other comprehensive (loss) /income attributable to shareholders	0	0
Total comprehensive (loss) /income	(139,780)	1,212
Dividend received in cash from the joint ventures	0	275,000
Included in the above profit:
Depreciation and amortization	317,133	340,826
Interest income	1,406	985
Interest expense	157,851	149,748
Income tax expense	(45,741)	500
Reconciled to the interests in the joint venture:
Gross amounts of net assets	¥ 1,394,794	¥ 1,534,572
The Company and its subsidiaries' effective interest	50.00%	50.00%
The Company and its subsidiaries' share of net assets	¥ 697,397	¥ 767,286
Impact of adjustments	18,324	18,324
Carrying amount in the consolidated financial statements	715,721	785,610
Jiangsu Nantong Power [member]
Gross amounts of joint ventures'
Current assets	656,720	815,359
Non-current assets	5,739,860	6,075,100
Current liabilities	(2,939,371)	(2,600,258)
Non-current liabilities	(1,374,656)	(1,931,219)
Equity	2,082,553	2,358,982
Included in the above assets and liabilities:
Cash and cash equivalents	362,214	96,501
Current financial liabilities (excluding trade and other payables and provisions)	(2,404,331)	(2,270,601)
Non-current financial liabilities (excluding trade and other payables and provisions)	(1,352,000)	(1,931,219)
Revenue	3,451,983	3,354,545
(Loss) /profit from continuing operations	271,364	608,660
Other comprehensive (loss) /income attributable to shareholders	0	0
Total comprehensive (loss) /income	271,364	608,660
Dividend received in cash from the joint ventures	724,453	0
Included in the above profit:
Depreciation and amortization	396,500	393,221
Interest income	1,810	2,313
Interest expense	130,028	128,224
Income tax expense	92,294	194,915
Reconciled to the interests in the joint venture:
Gross amounts of net assets	¥ 2,082,553	¥ 2,358,982
The Company and its subsidiaries' effective interest	50.00%	50.00%
The Company and its subsidiaries' share of net assets	¥ 1,041,277	¥ 1,179,491
Impact of adjustments	0	0
Carrying amount in the consolidated financial statements	1,041,277	¥ 1,179,491
Pakistan Sahiwal Project Related Investment [member]
Gross amounts of joint ventures'
Current assets	3,069,065
Non-current assets	9,775,693
Current liabilities	(1,955,211)
Non-current liabilities	(8,738,121)
Equity	2,151,426
Included in the above assets and liabilities:
Cash and cash equivalents	618,105
Current financial liabilities (excluding trade and other payables and provisions)	(1,482,269)
Non-current financial liabilities (excluding trade and other payables and provisions)	(8,738,121)
Revenue	2,321,510
(Loss) /profit from continuing operations	(72,227)
Other comprehensive (loss) /income attributable to shareholders	(284,452)
Total comprehensive (loss) /income	(356,679)
Dividend received in cash from the joint ventures	0
Included in the above profit:
Depreciation and amortization	63,122
Interest income	10
Interest expense	104,467
Income tax expense	224,146
Reconciled to the interests in the joint venture:
Gross amounts of net assets	¥ 2,151,426
The Company and its subsidiaries' effective interest	50.00%
The Company and its subsidiaries' share of net assets	¥ 1,075,713
Impact of adjustments	(361,965)
Carrying amount in the consolidated financial statements	¥ 713,748

[1]	Restated. The Company completed the acquisition of equity interests of four companies from Huaneng Group, see Note 40 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.